15. Financial leases (Tables)	12 Months Ended
Dec. 31, 2017
FinancialLeasesLinesLineItems [Line Items]
Schedule of finance lease liabilities
	2017	2016

LT Amazonas (i)	351,063	351,798
Sale of Towers (leaseback) (ii)	1,466,895	1,411,055
Other (iii)	69,214	39,385
	1,887,172	1,802,238

Current portion	(176,925)	(96,604)
Non-current portion	1,710,247	1,705,634

LT Amazonas [Member]
FinancialLeasesLinesLineItems [Line Items]
Schedule of finance lease receivables
	2017	2016

LT Amazonas	205,331	204,762
	205,331	204,762

Current portion	(19,773)	(2,818)
Non-current portion	185,558	201,944

Schedule of finance lease receivables nominal and present value
Nominal amount		Present value

Up to December 2018	21,905	19,773
January 2019 to December 2022	99,668	41,287
January 2023 onwards	389,019	144,271
	510,592	205,331

Schedule of finance lease liabilities nominal and present value
	Nominal amount	Present value

Up to December 2018	41,607	38,062
January 2019 to December 2022	189,311	70,033
January 2023 onwards	739,159	242,968
	970,077	351,063

Sale of Towers (leaseback) [Member]
FinancialLeasesLinesLineItems [Line Items]
Schedule of finance lease receivables
	2017	2016	2015
Numbers of towers sold	54	336	5,483
Sales amount	19.118	133,708	2,498,421
Residual asset value, net of transaction costs	(7.812)	(32,014)	(487,795)
Gain on transaction	11.306	101,694	2,010,626
Effect on sales revenue:
Income from disposal of assets	233	42,207	1,253,618
Asset residual value and transaction costs	(2.598)	(10,401)	(247.572)
Net impact of decommissioning costs reversal	563	12,230	204.934
Effect on pre-tax income (heading “other operating income (expenses), net”)	(1.802)	44,036	1,210,980
Income and social contribution taxes	957	(12,565)	(372,140)
Net effect on income for the year	(845)	31,471	838,840

Deferred revenue	15.141	70,856	1,002,393

Property, plant and equipment leased back	19.263	92,835	1,244,803

Finance lease obligation ("leaseback")	19.263	92,835	1,244,803

Schedule of finance lease liabilities nominal and present value
	Nominal amount	Present value

Up to December 2018	180,551	112,121
January 2019 to December 2022	771,486	361,189
January 2023 onwards	3,701,703	993,585
	4,653,740	1,466,895